Provisions for employee benefits - Present value of employee benefits, estimated by applying actuarial techniques (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement
Net benefit liability (asset) at beginning of year	€ 1,201
Net benefit liability (asset) at end of year	819	€ 1,201
Other benefit plans
Statement
Net benefit liability (asset) at beginning of year	268
Net benefit liability (asset) at end of year	301	268
Defined benefit plan
Statement
Net defined benefit liability (asset) at beginning of year	933
Net defined benefit liability (asset) at end of year	518	933
Italian defined benefit plans
Statement
Net defined benefit liability (asset) at beginning of year	258
Net defined benefit liability (asset) at end of year	227	258
Foreign defined benefit plan
Statement
Net defined benefit liability (asset) at beginning of year	493
Net defined benefit liability (asset) at end of year	129	493
FISDE and other foreign medical plans
Statement
Net defined benefit liability (asset) at beginning of year	182
Net defined benefit liability (asset) at end of year	162	182
Present value of benefit liabilities
Statement
Net benefit liability (asset) at beginning of year	1,848	1,768
Current service cost	69	76
Interest cost/income	26	32
Remeasurements:	(135)	70
- actuarial (gains) losses due to changes in demographic assumptions	(9)	(9)
- actuarial (gains) losses due to changes in financial assumptions	(107)	98
- experience (gains) losses	(19)	(19)
Past service cost and (gains) losses settlements	107	18
Plan contributions:	1	1
- employee contributions	1	1
Benefits paid	(139)	(125)
Currency translation differences and other changes	(326)	8
Net benefit liability (asset) at end of year	1,451	1,848
Present value of benefit liabilities | Other benefit plans
Statement
Net benefit liability (asset) at beginning of year	268	278
Current service cost	49	50
Interest cost/income		1
Remeasurements:	(11)	4
- actuarial (gains) losses due to changes in demographic assumptions	(1)	2
- actuarial (gains) losses due to changes in financial assumptions	2	5
- experience (gains) losses	(12)	(3)
Past service cost and (gains) losses settlements	107	20
Benefits paid	(56)	(63)
Currency translation differences and other changes	(56)	(22)
Net benefit liability (asset) at end of year	301	268
Present value of benefit liabilities | Defined benefit plan
Statement
Net defined benefit liability (asset) at beginning of year	1,580	1,490
Current service cost	20	26
Interest cost/income	26	31
Remeasurements:	(124)	66
- actuarial (gains) losses due to changes in demographic assumptions	(8)	(11)
- actuarial (gains) losses due to changes in financial assumptions	(109)	93
- experience (gains) losses	(7)	(16)
Past service cost and (gains) losses settlements		(2)
Plan contributions:	1	1
- employee contributions	1	1
Benefits paid	(83)	(62)
Currency translation differences and other changes	(270)	30
Net defined benefit liability (asset) at end of year	1,150	1,580
Present value of benefit liabilities | Italian defined benefit plans
Statement
Net defined benefit liability (asset) at beginning of year	258	269
Current service cost	1
Interest cost/income	1	2
Remeasurements:		5
- actuarial (gains) losses due to changes in demographic assumptions	(1)	(3)
- actuarial (gains) losses due to changes in financial assumptions	(1)	9
- experience (gains) losses	2	(1)
Benefits paid	(36)	(20)
Currency translation differences and other changes	3	2
Net defined benefit liability (asset) at end of year	227	258
Present value of benefit liabilities | Foreign defined benefit plan
Statement
Net defined benefit liability (asset) at beginning of year	1,140	1,044
Current service cost	16	23
Interest cost/income	24	27
Remeasurements:	(118)	48
- actuarial (gains) losses due to changes in demographic assumptions	(3)	(10)
- actuarial (gains) losses due to changes in financial assumptions	(111)	71
- experience (gains) losses	(4)	(13)
Past service cost and (gains) losses settlements		(2)
Plan contributions:	1	1
- employee contributions	1	1
Benefits paid	(39)	(33)
Currency translation differences and other changes	(263)	32
Net defined benefit liability (asset) at end of year	761	1,140
Present value of benefit liabilities | FISDE and other foreign medical plans
Statement
Net defined benefit liability (asset) at beginning of year	182	177
Current service cost	3	3
Interest cost/income	1	2
Remeasurements:	(6)	13
- actuarial (gains) losses due to changes in demographic assumptions	(4)	2
- actuarial (gains) losses due to changes in financial assumptions	3	13
- experience (gains) losses	(5)	(2)
Benefits paid	(8)	(9)
Currency translation differences and other changes	(10)	(4)
Net defined benefit liability (asset) at end of year	162	182
Plan assets
Statement
Net benefit liability (asset) at beginning of year	(648)	(632)
Interest cost/income	(12)	(15)
Return on plan assets	5	(51)
Past service cost and (gains) losses settlements		3
Plan contributions:	(15)	(15)
- employee contributions	(1)	(1)
- employer contributions	(14)	(14)
Benefits paid	28	21
Currency translation differences and other changes	9	41
Net benefit liability (asset) at end of year	(633)	(648)
Plan assets | Defined benefit plan
Statement
Net defined benefit liability (asset) at beginning of year	(648)	(632)
Interest cost/income	(12)	(15)
Return on plan assets	5	(51)
Past service cost and (gains) losses settlements		3
Plan contributions:	(15)	(15)
- employee contributions	(1)	(1)
- employer contributions	(14)	(14)
Benefits paid	28	21
Currency translation differences and other changes	9	41
Net defined benefit liability (asset) at end of year	(633)	(648)
Plan assets | Foreign defined benefit plan
Statement
Net defined benefit liability (asset) at beginning of year	(648)	(632)
Interest cost/income	(12)	(15)
Return on plan assets	5	(51)
Past service cost and (gains) losses settlements		3
Plan contributions:	(15)	(15)
- employee contributions	(1)	(1)
- employer contributions	(14)	(14)
Benefits paid	28	21
Currency translation differences and other changes	9	41
Net defined benefit liability (asset) at end of year	(633)	(648)
Asset ceiling
Statement
Net benefit liability (asset) at beginning of year	1
Change in asset ceiling		1
Net benefit liability (asset) at end of year	1	1
Asset ceiling | Defined benefit plan
Statement
Net defined benefit liability (asset) at beginning of year	1
Change in asset ceiling		1
Net defined benefit liability (asset) at end of year	1	1
Asset ceiling | Foreign defined benefit plan
Statement
Net defined benefit liability (asset) at beginning of year	1
Change in asset ceiling		1
Net defined benefit liability (asset) at end of year	€ 1	€ 1